Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets	$ 2,239,087	$ 2,242,156	[1]	$ 2,703,131
Non-current Assets	10,664,572	10,522,930	[1]	10,788,433
Current Liabilities	2,473,336	2,251,458	[1]	3,185,331	[1]
Non-current Liabilities	4,880,816	5,168,326	[1]	4,878,371	[1]
Revenue	4,509,547	4,137,511		5,075,058
Profit (loss)	584,899	202,432		809,627
Other Comprehensive Income	68,458	(32,341)		(275,288)
Comprehensive income (Loss)	$ 653,357	$ 170,091		$ 534,339
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect	33.33%	33.33%		33.33%
Current Assets	$ 197,983	$ 175,289		$ 165,109
Non-current Assets	1,753,973	1,857,881		2,025,663
Current Liabilities	331,173	299,801		286,937
Non-current Liabilities	1,484,454	1,636,819		1,836,562
Revenue	1,211,588	1,108,238		1,240,782
Profit (loss)	42,592	29,171		23,889
Other Comprehensive Income		10,250		2,059
Comprehensive income (Loss)	$ 42,592	$ 39,421		$ 25,948
Enel X Way Chile S.p.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect		49.00%		49.00%
Current Assets				$ 17,063
Non-current Assets				3,869
Current Liabilities				8,088
Non-current Liabilities				412
Revenue				10,813
Profit (loss)				(2,675)
Other Comprehensive Income				33
Comprehensive income (Loss)				$ (2,642)

[1]	See Note 3.